UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2009

Date of reporting period:  January 31, 2009

Item 1. Schedule of Investments.

S&P 500 Bull 2.5X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS -58.6%
MONEY MARKET FUNDS - 58.6%
7,300,440	AIM STIT-Treasury Portfolio		$7,300,440
6,216,139	Fidelity Institutional Money Market Government Portfolio		6,216,139
6,216,139	First American Government Obligations Fund		6,216,139
6,216,138	Goldman Sachs Financial Square Government Fund		6,216,138
6,216,139	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio		6,216,139
	TOTAL SHORT TERM INVESTMENTS (Cost $32,164,995)		$32,164,995

	TOTAL INVESTMENTS (Cost $32,164,995) - 58.6%		$32,164,995
	Other Assets in Excess of Liabilities - 41.4%		22,697,667
	TOTAL NET ASSETS - 100.0%		$54,862,662

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Equity Swap Contracts
January 31, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	S&P 500 Index	168,300	$ 147,331,471	6/4/2010	$ (8,219,042)

S&P 500 Bear 2.5X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 60.9%
MONEY MARKET FUNDS - 60.9%
2,049,899	AIM STIT-Treasury Portfolio		$2,049,899
2,049,899	Fidelity Institutional Money Market Government Portfolio		2,049,899
2,049,898	First American Government Obligations Fund		2,049,898
2,049,899	Goldman Sachs Financial Square Government Fund		2,049,899
2,049,899	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio		2,049,899
	TOTAL SHORT TERM INVESTMENTS (Cost $10,249,494)		$10,249,494

	TOTAL INVESTMENTS (Cost $10,249,494) - 60.9%		$10,249,494
	Other Assets in Excess of Liabilities - 39.1%		6,576,121
	TOTAL NET ASSETS - 100.0%		$16,825,615

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
January 31, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	S&P 500 Index	51,000	$ 42,438,701	6/4/2010	$ 147,110

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS -70.0%
MONEY MARKET FUNDS - 70.0%
2,271,226	AIM STIT-Treasury Portfolio		$2,271,226
2,271,227	Fidelity Institutional Money Market Government Portfolio		2,271,227
2,271,227	First American Government Obligations Fund		2,271,227
2,271,227	Goldman Sachs Financial Square Government Fund		2,271,227
2,271,226	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio		2,271,226
	TOTAL SHORT TERM INVESTMENTS (Cost $11,356,133)		$11,356,133

	TOTAL INVESTMENTS (Cost $11,356,133) - 70.0%		$11,356,133
	Other Assets in Excess of Liabilities - 30.0%		4,858,354
	TOTAL NET ASSETS - 100.0%		$16,214,487

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Equity Swap Contracts
January 31, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	NASDAQ-100 Index	34,325	$ 41,742,491	6/4/2010	$ (1,278,058)

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 66.3%
MONEY MARKET FUNDS - 66.3%
1,312,300	AIM STIT-Treasury Portfolio		$1,312,300
1,312,301	Fidelity Institutional Money Market Government Portfolio		1,312,301
1,312,300	First American Government Obligations Fund		1,312,300
1,312,300	Goldman Sachs Financial Square Government Fund		1,312,300
1,312,300	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio		1,312,300
	TOTAL SHORT TERM INVESTMENTS (Cost $6,561,501)		$6,561,501

	TOTAL INVESTMENTS (Cost $6,561,501) - 66.3%		$6,561,501
	Other Assets in Excess of Liabilities - 33.7%		3,336,806
	TOTAL NET ASSETS - 100.0%		$9,898,307

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Short Equity Swap Contracts
January 31, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	NASDAQ-100 Index	20,975	$ 25,075,985	6/4/2010	$ 292,838

Latin America Bull 2X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 0.1%
1,200	iShares MSCI Brazil Index Fund		$42,420
	TOTAL INVESTMENT COMPANIES (Cost $45,729)		$42,420

SHORT TERM INVESTMENTS - 51.7%
MONEY MARKET FUNDS - 51.7%
3,181,510	AIM STIT-Treasury Portfolio		$3,181,510
3,686,792	Fidelity Institutional Money Market Government Portfolio		3,686,792
3,686,791	First American Government Obligations Fund		3,686,791
3,686,791	Goldman Sachs Financial Square Government Fund		3,686,791
3,686,791	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio		3,686,791
	TOTAL SHORT TERM INVESTMENTS (Cost $17,928,675)		$17,928,675

	TOTAL INVESTMENTS (Cost $17,974,404) - 51.8%		$17,971,095
	Other Assets in Excess of Liabilities - 48.2%		16,725,442
	TOTAL NET ASSETS - 100.0%		$34,696,537

Percentages are stated as a percent of net assets.

Latin America Bull 2X Fund
Equity Swap Contracts
January 31, 2009 (Unaudited)					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	iShares S&P Latin America 40 Index	690,175	$ 16,581,347	9/27/2010	$ 984,936
Merrill Lynch	iShares S&P Latin America 40 Index	435	11,458	12/7/2009	(364)
Merrill Lynch	iShares S&P Latin America 40 Index	75,000	1,991,775	12/10/2009	(79,163)
Merrill Lynch	iShares S&P Latin America 40 Index	285,000	7,534,802	12/14/2009	(266,831)
Merrill Lynch	iShares S&P Latin America 40 Index	45,000	1,049,220	1/4/2010	98,544
Merrill Lynch	iShares S&P Latin America 40 Index	130,000	2,997,150	1/5/2010	318,660
Merrill Lynch	iShares S&P Latin America 40 Index	170,000	4,178,600	1/8/2010	157,108
Merrill Lynch	iShares S&P Latin America 40 Index	20,000	514,900	1/12/2010	(4,848)
Merrill Lynch	iShares S&P Latin America 40 Index	165,000	4,601,850	1/18/2010	(394,401)
Merrill Lynch	iShares S&P Latin America 40 Index	50,000	1,228,950	1/25/2010	22,975
Merrill Lynch	iShares S&P Latin America 40 Index	30,000	749,820	2/1/2010	(809)
Merrill Lynch	iShares S&P Latin America 40 Index	125,000	3,346,838	2/2/2010	(225,975)
Merrill Lynch	iShares S&P Latin America 40 Index	85,000	2,359,982	2/5/2010	(237,798)
Merrill Lynch	iShares S&P Latin America 40 Index	375,000	10,710,360	2/8/2010	(1,347,447)
Merrill Lynch	iShares S&P Latin America 40 Index	75,000	1,871,925	2/15/2010	1,405
Merrill Lynch	iShares S&P Latin America 40 Index	90,000	2,277,810	2/16/2010	(29,774)
Merrill Lynch	iShares S&P Latin America 40 Index	170,000	4,248,300	2/19/2010	(1,582)
Merrill Lynch	iShares S&P Latin America 40 Index	40,000	984,560	2/23/2010	14,751
Merrill Lynch	iShares S&P Latin America 40 Index	160,000	4,203,840	2/26/2010	(205,793)
		2,780,610	$ 71,443,487		$ (1,196,405)

Dollar Bull 2.5X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 90.9%
MONEY MARKET FUNDS - 90.9%
1,423,087	AIM STIT-Treasury Portfolio	$1,423,087
1,423,087	Fidelity Institutional Money Market Government Portfolio	1,423,087
1,423,087	First American Government Obligations Fund	1,423,087
677,745	Goldman Sachs Financial Square Government Fund	677,745
1,423,087	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	1,423,087
	TOTAL SHORT TERM INVESTMENTS (Cost $6,370,093)	$6,370,093

	Total Investments (Cost $6,370,093) - 90.9%	$6,370,093
	Other Assets in Excess of Liabilities - 9.1%	637,815
	TOTAL NET ASSETS - 100.0%	$7,007,908

Percentages are stated as a percent of net assets.

	Dollar Bull 2.5X Fund
	Futures Contracts
	January 31, 2009 (Unaudited)

		Unrealized
Contracts		Appreciation
197	Dollar Index Futures
	Expiring March 2009
	(Underlying Face Amount at Market Value $17,010,950)	$54,965

Dollar Bear 2.5X Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 95.9%
MONEY MARKET FUNDS - 95.9%
6,505,826	Goldman Sachs Financial Square Government Fund	$6,505,826
	TOTAL SHORT TERM INVESTMENTS (Cost $6,505,826)	$6,505,826

	Total Investments (Cost $6,505,826) - 95.9%	$6,505,826
	Other Assets in Excess of Liabilities - 4.1%	281,158
	TOTAL NET ASSETS - 100.0%	$6,786,984

Percentages are stated as a percent of net assets.

	Dollar Bear 2.5X Fund
	Short Futures Contracts
	January 31, 2009 (Unaudited)

		Unrealized
Contracts		Depreciation
200	Dollar Index Futures
	Expiring March 2009
	(Underlying Face Amount at Market Value $17,270,000)	$(57,935)

Commodity Trends Strategy Fund
Schedule of Investments
January 31, 2009 (Unaudited)

Shares			Value
SHORT TERM INVESTMENTS - 75.6%
MONEY MARKET FUNDS - 75.6%
33,835,885	AIM STIT-Treasury Portfolio		$33,835,885
33,835,885	Fidelity Institutional Money Market Government Portfolio		33,835,885
33,835,885	First American Government Obligations Fund		33,835,885
33,177,648	Goldman Sachs Financial Square Government Fund		33,177,648
35,723,017	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio		35,723,017
	TOTAL SHORT TERM INVESTMENTS (Cost $170,408,320)		$170,408,320

	Total Investments (Cost $170,408,320) - 75.6%		$170,408,320
	Other Assets in Excess of Liabilities - 24.4%		55,059,937
	TOTAL NET ASSETS - 100.0%		$225,468,257

Percentages are stated as a percent of net assets.

Commodity Trends Strategy Fund
Equity Swap Contracts
January 31, 2009 (Unaudited)					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Goldman Sachs & Co.	S&P Commodity Trends Indicator	482	$ 1,126,389	6/11/2009	$ 31,886
Goldman Sachs & Co.	S&P Commodity Trends Indicator	1,000	10,270	6/18/2009	228
Goldman Sachs & Co.	S&P Commodity Trends Indicator	152	323,974	7/24/2009	38,812
Goldman Sachs & Co.	S&P Commodity Trends Indicator	345	724,685	7/27/2009	98,877
Goldman Sachs & Co.	S&P Commodity Trends Indicator	426	899,384	7/31/2009	117,781
Goldman Sachs & Co.	S&P Commodity Trends Indicator	1,450	3,061,432	8/3/2009	401,279
Goldman Sachs & Co.	S&P Commodity Trends Indicator	265	549,753	8/7/2009	83,312
Goldman Sachs & Co.	S&P Commodity Trends Indicator	4,196	8,599,437	8/10/2009	1,426,280
Goldman Sachs & Co.	S&P Commodity Trends Indicator	495	998,991	8/17/2009	184,285
Goldman Sachs & Co.	S&P Commodity Trends Indicator	1,182	2,300,827	8/21/2009	525,908
Goldman Sachs & Co.	S&P Commodity Trends Indicator	850	1,601,494	8/31/2009	432,432
Goldman Sachs & Co.	S&P Commodity Trends Indicator	857	1,601,007	9/1/2009	449,902
Goldman Sachs & Co.	S&P Commodity Trends Indicator	710	1,300,501	9/4/2009	398,998
Goldman Sachs & Co.	S&P Commodity Trends Indicator	2,280	4,200,510	9/8/2009	1,257,397
Goldman Sachs & Co.	S&P Commodity Trends Indicator	1,028	1,899,685	9/14/2009	561,943
Goldman Sachs & Co.	S&P Commodity Trends Indicator	1,302	2,350,294	9/21/2009	768,747
Merrill Lynch	S&P Commodity Trends Indicator	770	1,300,775	9/28/2009	369,972
Merrill Lynch	S&P Commodity Trends Indicator	651	1,100,451	9/29/2009	312,216
Merrill Lynch	S&P Commodity Trends Indicator	3,111	5,498,829	10/5/2009	1,248,156
Merrill Lynch	S&P Commodity Trends Indicator	780	1,400,849	10/8/2009	291,464
Merrill Lynch	S&P Commodity Trends Indicator	1,531	2,799,173	10/12/2009	523,277
Merrill Lynch	S&P Commodity Trends Indicator	1,329	2,400,387	10/15/2009	487,975
Merrill Lynch	S&P Commodity Trends Indicator	1,494	2,700,270	10/19/2009	548,163
Merrill Lynch	S&P Commodity Trends Indicator	735	1,300,509	10/26/2009	298,991
Merrill Lynch	S&P Commodity Trends Indicator	705	1,300,640	10/29/2009	232,633
Merrill Lynch	S&P Commodity Trends Indicator	3,586	6,899,437	11/2/2009	897,684
Merrill Lynch	S&P Commodity Trends Indicator	1,130	2,199,274	11/3/2009	257,855
Merrill Lynch	S&P Commodity Trends Indicator	1,203	2,499,617	11/13/2009	117,694
Merrill Lynch	S&P Commodity Trends Indicator	1,621	3,500,144	11/16/2009	26,313
Merrill Lynch	S&P Commodity Trends Indicator	6,518	14,000,925	11/20/2009	196,237
Merrill Lynch	S&P Commodity Trends Indicator	2,707	6,000,527	11/23/2009	(100,357)
Merrill Lynch	S&P Commodity Trends Indicator	1,152	2,600,775	11/30/2009	(90,018)
Merrill Lynch	S&P Commodity Trends Indicator	3,160	7,000,083	12/3/2009	(108,264)
Merrill Lynch	S&P Commodity Trends Indicator	1,154	2,499,045	12/4/2009	18,621
Merrill Lynch	S&P Commodity Trends Indicator	1,362	3,101,089	12/7/2009	(127,947)
Merrill Lynch	S&P Commodity Trends Indicator	3,215	7,402,595	12/14/2009	(377,067)
Merrill Lynch	S&P Commodity Trends Indicator	1,470	3,400,458	12/18/2009	(186,495)
Merrill Lynch	S&P Commodity Trends Indicator	3,450	8,203,294	12/21/2009	(658,714)
Merrill Lynch	S&P Commodity Trends Indicator	1,187	2,700,255	12/29/2009	(103,466)
Merrill Lynch	S&P Commodity Trends Indicator	1,630	4,000,626	1/4/2010	(437,324)
Merrill Lynch	S&P Commodity Trends Indicator	1,730	4,200,331	1/8/2010	(418,292)
Merrill Lynch	S&P Commodity Trends Indicator	4,280	10,201,025	1/11/2010	(837,356)
Merrill Lynch	S&P Commodity Trends Indicator	1,496	3,502,037	1/15/2010	(227,430)
Merrill Lynch	S&P Commodity Trends Indicator	5,169	11,999,265	1/19/2010	(677,074)
Merrill Lynch	S&P Commodity Trends Indicator	2,601	6,001,781	1/22/2010	(304,074)
Merrill Lynch	S&P Commodity Trends Indicator	1,734	4,001,940	1/25/2010	(202,957)
Merrill Lynch	S&P Commodity Trends Indicator	2,961	6,701,809	1/29/2010	(216,674)
Merrill Lynch	S&P Commodity Trends Indicator	3,276	7,100,763	2/1/2010	76,225
Merrill Lynch	S&P Commodity Trends Indicator	1,632	3,500,997	2/2/2010	74,544
Merrill Lynch	S&P Commodity Trends Indicator	1,434	3,000,997	2/8/2010	141,222
Merrill Lynch	S&P Commodity Trends Indicator	2,105	4,501,974	2/12/2010	111,475
Merrill Lynch	S&P Commodity Trends Indicator	1,638	3,501,574	2/16/2010	88,645
Merrill Lynch	S&P Commodity Trends Indicator	6,076	13,000,969	2/22/2010	319,713
Merrill Lynch	S&P Commodity Trends Indicator	1,885	4,000,444	2/26/2010	132,828
		100,688	$ 212,574,566		$ 8,476,461

The Direxion Funds
FAS 157 - Summary of Fair Value Exposure at January 31, 2009

In September 2006, FASB issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about use of fair value measurements in an effort to make measurements of fair value more consistent and comparable. The Direxion Funds have adopted FAS 157 effective September 1, 2008. A summary of fair value hierarchy under FAS 157 is described below.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2009:

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 32,164,995	$ -	$ 10,249,494	$ -
Level 2 - Other significant observable inputs	-	(8,219,042)	-	147,110
Level 3 - Significant unobservable inputs	-	-	-	-
Total	$ 32,164,995	$ (8,219,042)	$ 10,249,494	$ 147,110

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 11,356,133	$ -	$ 6,561,501	$ -
Level 2 - Other significant observable inputs	-	(1,278,058)	-	292,838
Level 3 - Significant unobservable inputs	-	-	-	-
Total	$ 11,356,133	$ (1,278,058)	$ 6,561,501	$ 292,838

	Latin America Bull 2X Fund		Dollar Bull 2.5X Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 17,971,095	$ -	$ 6,370,093	$ 54,965
Level 2 - Other significant observable inputs	-	(1,196,405)	-	-
Level 3 - Significant unobservable inputs	-	-	-	-
Total	$ 17,971,095	$ (1,196,405)	$ 6,370,093	$ 54,965

	Dollar Bear 2.5X Fund		Commodity Trends Strategy Fund
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 6,505,826	$ (57,935)	$ 170,408,320	$ -
Level 2 - Other significant observable inputs	-	-	-	8,476,461
Level 3 - Significant unobservable inputs	-	-	-	-
Total	$ 6,505,826	$ (57,935)	$ 170,408,320	$ 8,476,461

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include futures and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

	S&P 500 Bull 2.5X Fund	S&P 500 Bear 2.5X Fund	NASDAQ-100 Bull 2.5X Fund	NASDAQ-100 Bear 2.5X Fund
Cost of investments	$32,266,829	$10,249,494	$11,356,133	$6,561,501
Gross unrealized appreciation	128,850	476,224	180,332	522,003
Gross unrealized depreciation	(230,684)	(476,224)	(180,332)	(522,003)
Net unrealized appreciation/(depreciation)	$(101,834)	$0	$0	$0

	Latin America Bull 2X Fund	Dollar Bull 2.5X Fund	Dollar Bear 2.5X Fund	Commodity Trends Strategy Fund
Cost of investments	$24,769,431	$6,370,093	$6,505,826	$170,408,320
Gross unrealized appreciation	1,281,840	0	0	13,366,412
Gross unrealized depreciation	(8,080,176)	(0)	(0)	(13,366,412)
Net unrealized appreciation/(depreciation)	$(6,798,336)	$0	$0	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)  /s/  Daniel D. O’Neill
Daniel D. O’Neill, President

Date  3/9/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  Daniel D. O’Neill
Daniel D. O’Neill, President

Date  3/9/2009

By (Signature and Title)*  /s/  Guy Talarico
Guy Talarico, Principal Financial Officer

Date  3/23/2009

* Print the name and title of each signing officer under his or her signature.